Income Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of net income (loss)
	Year Ended September 30, 2021	Year Ended September 30, 2020
United States	$(620,481)	$31,292
Bermuda	—	—
Malta	(26,102)	(131,854)
United Kingdom	(290,263)	—
Total	$(936,846)	$(100,562)

Schedule of income taxes expense (benefit)
	Year Ended September 30, 2021	Year Ended September 30, 2020
Current:
Federal	$—	$—
State	—	—
Malta	—	—
United Kingdom	—	—
Total current income taxes expense	$—	$—
Deferred:
Federal	$(201,703)	$7,643
State	(38,419)	1,456
Malta	(9,136)	(46,149)
United Kingdom	(55,150)	—
Total deferred income taxes (benefit)	$(304,408)	$(37,050)
Change in valuation allowance	304,408	37,050
Total income taxes expense	$—	$—

Schedule of effective income tax rate reconciliation
	Year Ended September 30, 2021	Year Ended September 30, 2020
Statutory federal income tax rate	21.0%	21.0%
State tax	2.6%	(1.5)%
Non-U.S. income taxed at different rates	(0.2)%	18.4%
Permanent differences	(0.1)%	(1.3)%
Valuation allowance	(23.3)%	(36.6)%
Effective tax rate	0.0%	0.0%

Schedule of deferred tax assets
	September 30, 2021	September 30, 2020
Deferred tax assets (liabilities):
Loss carry-forwards	$577,215	$293,328
Accrued directors’ compensation	42,635	32,635
Stock-based compensation	10,521	—
Valuation allowance	(630,371)	(325,963)
Total net deferred tax assets	$—	$—